Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	March 31, 2020	March 31, 2019
Accounts payable	$100,075	$35,965
Total	$100,075	$35,965